Basis of Preparation	12 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Preparation	Basis of Preparation
Compliance with International Financial Reporting Standards
Takeda’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The term IFRS also includes International Accounting Standards (“IASs”) and the related interpretations of the interpretation’s committees (Standard Interpretations Committee (“SIC”) and International Financial Reporting Interpretations Committee (“IFRIC”)).
Approval of Financial Statements
The Company’s consolidated financial statements presented were approved on June 29, 2021 by Representative Director, President & Chief Executive Officer (“CEO”) Christophe Weber and Director & Chief Financial Officer (“CFO”) Costa Saroukos.
Basis of Measurement
The consolidated financial statements have been prepared on a historical cost basis, except for certain assets and liabilities recorded at fair value including equity investments, derivative financial instruments, and financial assets and liabilities associated with contingent consideration arrangements.
Functional and Presentation Currency
The consolidated financial statements are presented in Japanese Yen (“JPY”), which is the functional currency of the Company. All financial information presented in JPY has been rounded to the nearest million JPY, except when otherwise indicated.
New Accounting Standards and Interpretations Adopted
During the year ended March 31, 2021, there were no new accounting standards applied by Takeda that had a significant impact on Takeda’s consolidated financial statements.
New Accounting Standards and Interpretations Issued and Not Yet Adopted
There were no new or amended accounting standards and interpretations issued and not yet adopted that would be expected to have a significant impact on Takeda’s consolidated financial statements.
Use of Judgments, Estimates, and Assumptions
The preparation of consolidated financial statements in accordance with IFRS requires management to make certain judgments, estimates, and assumptions that affect the application of accounting policies and the reported amount of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from these estimates.
These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about judgments and estimates that have been made in the process of applying accounting policies and that have significant effects on the amounts reported in the consolidated financial statements, and information about accounting estimates and assumptions that have significant effects on the amounts reported in the consolidated financial statements, are as follows:
•Recognition and measurement of taxes based on uncertain tax positions (Note 7)
•Recoverability of deferred tax assets (Note 7)
•Impairment of intangible assets (Note 12)
•Measurement of fair value of assets acquired and liabilities assumed and contingent consideration in business combinations (Note 27 and Note 31)
•Measurement of provisions (Note 23)
•Estimation of rebates and return reserves associated with Takeda’s product sales (Note 3 and Note 23)
•Probability of an outflow of resources embodying economic benefits on contingent liabilities (Note 32)
Although the COVID-19 pandemic could potentially impact business activities within Takeda, the overall impact on Takeda’s consolidated financial results has been limited to date. Therefore, the pandemic did not have a significant impact on accounting estimates and assumptions used for the preparation of the consolidated financial statements. Takeda will continue to reassess estimates and assumptions as the situation evolves.